Stock-based compensation (VIDP) (Details 5) CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2016 CAD CAD / shares shares	Dec. 31, 2015 CAD CAD / shares shares	Dec. 31, 2014 CAD CAD / shares shares
Cash settled awards | Deferred share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of the method used for calculating number of awards under the plan	For cash settled DSUs, the number of DSUs received by each participant is calculated using the Company’s average closing share price for the 20 trading days prior to and including the date of the incentive payment.
Voluntary Incentive Deferral Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The number of years in the plan period over which the additional units will vest	4 years
Voluntary Incentive Deferral Plan [Member] | Deferred share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company's additional grant percentage of elected amount	25.00%
Incremental compensation cost from modification VIDP | CAD		CAD 0.0
Voluntary Incentive Deferral Plan [Member] | Equity settled awards | Deferred share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of awards vested during the period VIDP | CAD	CAD 1.0	CAD 1.0
Roll forward of the activity of deferred share units outstanding
Outstanding units at beginning of period	1.8
Granted	0.0
Vested	0.0
Settled	(0.3)
Outstanding units at end of period	1.5	1.8
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Outstanding Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant date fair value outstanding units beginning of period | CAD / shares	CAD 76.44	CAD 76.29
Weighted-average grant date fair value units granted DSUs | CAD / shares	73.63
Weighted-average grant date fair value units vested during the year DSUs | CAD / shares	81.71
Weighted-average grant date fair value of units settled during the period | CAD / shares	76.35
Weighted-average grant date fair value outstanding units end of period | CAD / shares	CAD 76.54	CAD 76.44	CAD 76.29
The grant date fair value of equity settled DSUs | CAD	CAD 2.0
Aggregate intrinsic value of equity settled DSUs outstanding | CAD	CAD 133.0
Voluntary Incentive Deferral Plan [Member] | Cash settled awards | Deferred share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of cash settled DSUs modified to equity settled awards			1.7
Number of employees affected by modification to VIDP plan	104
Fair value of awards vested during the period VIDP | CAD	CAD 0.0	CAD 0.0	CAD 0.0
Roll forward of the activity of deferred share units outstanding
Outstanding units at beginning of period	0.4
Granted	0.0
Vested	0.0
Settled	(0.1)
Outstanding units at end of period	0.3	0.4
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Outstanding Weighted Average Grant Date Fair Value [Roll Forward]
Stock-based compensation liability outstanding DSUs | CAD	CAD 35.0	CAD 36.0
Stock price end of period | CAD / shares	CAD 90.36